Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Deferred revenue	¥ 473,200	¥ 143,688
Accrued expenses and other payables	112,780	150,092
Advertising expenses in excess of deduction limit	284,205	130,720
Net operating tax loss carry forwards	2,684,042	1,662,884
Others	146,831	71,048
Total deferred tax assets	3,701,058	2,158,432
Less: valuation allowance	(3,657,467)	(2,122,077)	¥ (977,333)
Net deferred tax assets	43,591	36,355
Deferred tax liabilities
Acquired intangible assets (Note 25)	(110,923)	(82,191)
Total deferred tax liabilities	(110,923)	(82,191)
Movement of the aggregate valuation allowances for deferred tax assets
Balance at January 1	(2,122,077)	(977,333)	(537,359)
Re-measurement due to applicable preferential tax rate			105
Addition	(1,543,301)	(1,154,342)	(484,445)
Expiration of loss carry forward and impact of disposal of subsidiaries	7,911	9,598	44,366
Balance at December 31	¥ (3,657,467)	¥ (2,122,077)	¥ (977,333)